Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Tables)	6 Months Ended
Jun. 30, 2014
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, deferred overhaul rentals and other customer deposits

Predecessor
December 31, 2013
(Dollars in thousands)
Security deposits paid by lessees(a)	$1,065,719
Deferred overhaul rentals(b)	882,422
Rents received in advance and straight-line rents(c)	460,785
Other customer deposits(b)	229,068

Total	$2,637,994

(a)
For the Successor, Security deposits paid by lessees in the amount of $744.0 million are presented separately as Lessee deposit liability on the June 30, 2014, Condensed, Consolidated Balance Sheet.

(b)
For the Successor, Deferred overhaul rentals and Other customer deposits in the amount of $2.7 billion are presented separately as Accrued maintenance liability on the June 30, 2014 Condensed, Consolidated Balance Sheet.

(c)
For the Successor, Rents received in advance and straight-line rents are presented as Deferred revenue within Accrued expenses and other liabilities in the amount of $249.2 million at June 30, 2014. See Note 12—Accrued Expenses and Other Liabilities.